Exhibit 99.27

j.p. morgan acceptance corporation ii abs-15g

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304839602	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Non material variance.
(redacted)	304871604	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Approved DSCR (redacted), no variance. Source of Tape Value is unknown.
(redacted)	305013272	Investor DTI (DSCR Ratio)	(redacted)	(redacted)	Per the DSCR calc the DSCR is (redacted). Unable to determine the source of the tape value.